INCOME TAXES	9 Months Ended
Sep. 30, 2014
INCOME TAXES
INCOME TAXES

6. INCOME TAXES

        For the nine months ended September 30, 2014 and years ended December 31, 2013 and 2012 and the period September 14, 2012 (inception) to December 31, 2012, no income tax expense or benefit was recognized.

        At the periods ended below deferred tax assets consisted of the following:

	September 30, 2014	December 31, 2013	December 31, 2012
	(unaudited)
Deferred tax assets:
Net operating loss carry-forward	$2,723,000	$1,737,000	$462,000
Valuation allowance	$(2,723,000)	$(1,737,000)	$(462,000)

Total deferred tax assets	$—	$—	$—

        Because of the Company's limited operating history and cumulative loss, management believes it is more likely than not that the remaining deferred tax asset will not be realized. Therefore, the Company provided a full valuation allowance of $1,737,000 and $2,723,000 (unaudited) against the deferred tax asset as of December 31, 2013 and September 30, 2014, respectively. The federal statutory income tax rate of 35% is offset by the valuation allowance to reconcile to the effective income tax rate of 0%.

        As of September 30, 2014 we have federal and state income tax net operating loss carryforwards of $2,308,000 (unaudited) and $565,000 (unaudited), respectively, which will expire at various dates from 2032 through 2034. Such net operating loss carryforwards will expire as follows:

2032	$460,000
2033	$1,267,000
2034	$1,146,000

$2,873,000

        The Company adopted a policy to classify accrued interest and penalties as part of the accrued liability for uncertain tax positions, if any, in the provision for income taxes. No accrued interest or penalties were recorded as of September 30, 2014 and 2013 (unaudited). The Company does not anticipate any significant changes to the unrecognized tax benefits within 12 months of this reporting date.

        The Company files income tax returns in federal and state jurisdictions. At September 30, 2014 and 2013, all tax years were open and may be subject to potential examination in one or more jurisdictions. There are no ongoing examinations by taxing authorities at this time.